Accounts Receivable, Net - Summary of Accounts Receivable, Net (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	Jul. 02, 2016	Jan. 02, 2016	Dec. 27, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable	$ 205,132	$ 133,418	$ 131,060
Retention receivables	9,801	13,217	12,053
Receivables from related parties	673	635	333
Accounts receivable	215,606	147,270	143,446
Less: Allowance for doubtful accounts	(2,558)	(1,726)	(2,144)
Accounts receivable, net	$ 213,048	$ 145,544	$ 141,302